Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

3. Derivative Financial Instruments

The Company uses derivative instruments to manage business risk exposures that have been identified through the risk identification and measurement process, provided they clearly qualify as “hedging” activities as defined in its risk policy. It is the Company’s policy to enter into derivative transactions only to the extent true exposures exist; the Company does not enter into derivative transactions for trading or other speculative purposes.

The primary risks the Company manages using derivative instruments are commodity price risk and foreign currency exchange risk. Swap contracts on various commodities are used to manage the price risk associated with forecasted purchases of materials used in the Company’s manufacturing process. The Company also enters into various foreign currency derivative instruments to help manage foreign currency risk associated with its projected purchases and sales and foreign currency denominated receivable and payable balances.

The Company designates commodity swaps and foreign currency exchange contracts as cash flow hedges of forecasted purchases of commodities and currencies.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative instruments representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In the next twelve months the Company estimates $0.3 million of unrealized gain, net of tax, related to commodity price and currency rate hedging will be reclassified from other comprehensive (loss) income into earnings. Foreign currency and commodity hedging is generally completed prospectively on a rolling basis for twelve and twenty-four months, respectively, depending on the type of risk being hedged.

For derivative instruments that are not designated as hedging instruments, the gains or losses on the derivatives are recognized in current earnings within other (expense) income, net in the consolidated (condensed) statement of operations.

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying consolidated (condensed) balance sheet as of June 30, 2016 and December 31, 2015 are included within accounts payable, accrued expenses and other long-term liabilities and were not material in the periods presented.

6. Derivative Financial Instruments

MFS’ risk management objective is to ensure that business exposures to risks that have been identified and measured and are capable of being controlled are minimized or managed using what it believes to be the most effective and efficient methods to eliminate, reduce, or transfer such exposures. Operating decisions consider these associated risks and structure transactions to minimize or manage these risks whenever possible.

Use of derivative instruments is consistent with the overall business and risk management objectives of MFS. Derivative instruments may be used to manage business risk within limits specified by our risk policies and manage exposures that have been identified through the risk identification and measurement process, provided that they clearly qualify as “hedging” activities as defined in the risk policy. Use of derivative instruments is not automatic, nor is it necessarily the only response to managing pertinent business risk. Use is permitted only after the risks that have been identified are determined to exceed defined tolerance levels and are considered to be unavoidable.

The primary risks we manage using derivative instruments are commodity price risk and foreign currency exchange risk. Swap contracts on various commodities are used to manage the price risk associated with forecasted purchases of materials used in MFS’ manufacturing process. We also enter into various foreign currency derivative instruments to help manage foreign currency risk associated with MFS’ projected purchases and sales and foreign currency denominated receivable and payable balances.

ASC Subtopic 815-10, “Derivatives and Hedges,” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. In accordance with ASC Subtopic 815-10, MFS designates commodity swaps and foreign currency exchange contracts as cash flow hedges of forecasted purchases of commodities and currencies.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative instruments representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In the next twelve months we estimate $0.8 million of unrealized losses, net of tax, related to commodity price and currency rate hedging will be reclassified from other comprehensive income (loss) into earnings. Foreign currency and commodity hedging is generally completed prospectively on a rolling basis for twelve and twenty-four months, respectively, depending on the type of risk being hedged.

As of December 31, 2015, MFS had the following outstanding commodity and currency forward contracts that were entered into as hedge forecasted transactions:

Commodity	Units Hedged		Type
Aluminum	1,215	MT	Cash flow
Copper	472	MT	Cash flow
Natural gas	49,396	MMBtu	Cash flow
Steel	11,073	Short Tons	Cash flow

Currency	Units Hedged		Type
Canadian Dollar	587,556		Cash flow
European Euro	231,810		Cash Flow
Great British Pound	113,115		Cash Flow
Mexican Peso	28,504,800		Cash flow

For derivative instruments that are not designated as hedging instruments under ASC Subtopic 815-10, the gains or losses on the derivatives are recognized in current earnings within other (expense) income, net in the combined statement of operations. As of December 31, 2015, MFS had the following outstanding currency forward contracts that were not designated as hedging instruments:

Currency	Units Hedged	Recognized Location	Purpose
Canadian Dollar	1,117,850	Other (expense) income, net	Accounts payable and receivable settlement

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying combined balance sheet as of December 31, 2015 was as follows:

	LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.1
Commodity contracts	Accounts payable and accrued expenses	2.4
Commodity contracts	Other non-current liabilities	0.3

Total derivatives designated as hedging instruments		$2.8

	LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Commodity Contracts	Accounts payable and accrued expenses	$0.7
Commodity Contracts	Other non-current liabilities	0.1

Total derivatives NOT designated as hedging instruments		$0.8

Total liability derivatives		$3.6

The effect of derivative instruments on the combined statement of operations for the year ended December 31, 2015 and gains or losses initially recognized in AOCI in the combined balance sheet were as follows:

Derivatives in Cash Flow Hedging Relationships (in millions)	Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
Foreign exchange contracts	$0.3	Cost of sales	$(1.4)
Commodity contracts	(1.1)	Cost of sales	(3.4)

Total	$(0.8)		$(4.8)

Derivatives Relationships (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	Cost of sales	$0.1

Total		$0.1

Derivatives Not Designated as Hedging Instruments (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
Foreign exchange contracts	Other (expense) income, net	$0.1

Commodity contracts - ST	Other (expense) income, net	(0.7)

Commodity contracts - LT	Other (expense) income, net	(0.1)

Total		$(0.7)

As of December 31, 2014, MFS had the following outstanding commodity and currency forward contracts that were entered into as hedge forecasted transactions:

Commodity	Units Hedged		Type
Aluminum	1,657	MT	Cash flow
Copper	820	MT	Cash flow
Natural gas	56,792	MMBtu	Cash flow
Steel	12,634	Short Tons	Cash flow

Currency	Units Hedged	Type
Canadian Dollar	7,984,824	Cash Flow
Mexican Peso	52,674,383	Cash Flow

For derivative instruments that are not designated as hedging instruments under ASC Subtopic 815-10, the gains or losses on the derivatives are recognized in current earnings within other (expense) income, net in the combined statement of operations. As of December 31, 2014, MFS had the following outstanding currency forward contracts that were not designated as hedging instruments:

Currency	Units Hedged	Recognized Location	Purpose
European Euro	2,172,068	Other (expense) income, net	Accounts payable and receivable settlement
Mexican Peso	3,151,000	Other (expense) income, net	Accounts payable and receivable settlement
Canadian Dollar	2,516	Other (expense) income, net	Accounts payable and receivable settlement

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying combined balance sheet as of December 31, 2014 was as follows:

	LIABILITIES DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.6
Commodity contracts	Accounts payable and accrued expenses	0.7
Commodity contracts	Other non-current liabilities	0.3

Total derivatives designated as hedging instruments		$1.6

	LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.1

Total derivatives NOT designated as hedging instruments		$0.1

Total liability derivatives		$1.7

The effect of derivative instruments on the combined statement of operations for the year ended December 31, 2014, and gains or losses initially recognized in AOCI in the combined balance sheet were as follows:

Derivatives in Cash Flow Hedging Relationships (in millions)	Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
Foreign exchange contracts	$(0.1)	Cost of sales	$(0.9)
Commodity contracts	(0.5)	Cost of sales	(0.3)

Total	$(0.6)		$(1.2)

Derivatives Relationships (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	Cost of sales	$0.1

Total		$0.1

Derivatives Not Designated as Hedging Instruments (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
Foreign exchange contracts	Other (expense) income, net	$—

Total		$—

As of December 31, 2013, MFS had the following outstanding commodity and currency forward contracts that were entered into as hedge forecasted transactions:

Commodity	Units Hedged		Type
Aluminum	1,622	MT	Cash flow
Copper	382	MT	Cash flow
Natural gas	149,994	MMBtu	Cash flow
Steel	8,806	Short Tons	Cash flow

Currency	Units Hedged	Type
Canadian Dollar	10,422,932	Cash Flow
European Euro	13,447,750	Cash Flow
United States Dollar	2,100,000	Cash Flow

For derivative instruments that are not designated as hedging instruments under ASC Subtopic 815-10, the gains or losses on the derivatives are recognized in current earnings within other (expense) income, net in the combined statement of operations. As of December 31, 2013, MFS had no outstanding currency forward contracts that were not designated as hedging instruments.

The fair value of outstanding derivative contracts recorded as assets in the accompanying combined balance sheet as of December 31, 2013, was as follows:

	ASSET DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Other current assets	$—
Commodity contracts	Other current assets	0.1

Total derivatives designated as hedging instruments		$0.1

ASSET DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Foreign exchange contracts	Other current assets	$—

Total derivatives NOT designated as hedging instruments		$—

Total asset derivatives		$0.1

The fair value of outstanding derivative contracts recorded as liabilities in the accompanying combined balance sheet as of December 31, 2013, was as follows:

	LIABILITIES DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$0.4
Commodity contracts	Accounts payable and accrued expenses	0.4

Total derivatives designated as hedging instruments		$0.8

LIABILITY DERIVATIVES
(in millions)	Balance Sheet Location	Fair Value
Derivatives NOT designated as hedging instruments
Foreign exchange contracts	Accounts payable and accrued expenses	$—

Total derivatives NOT designated as hedging instruments		$—

Total liability derivatives		$0.8

The effect of derivative instruments on the combined statement of operations for the year ended December 31, 2013, and gains or losses initially recognized in AOCI in the combined balance sheet were as follows:

Derivatives in Cash Flow Hedging Relationships (in millions)	Amount of Gain or (Loss) Recognized in AOCI on Derivative (Effective Portion, net of tax)	Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
Foreign exchange contracts	$(0.3)	Cost of sales	$(0.4)
Commodity contracts	0.3	Cost of sales	(1.5)

Total	$—		$(1.9)

Derivatives Relationships (in millions)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Commodity contracts	Cost of sales	$0.1

Total		$0.1